Barings Global Short Duration High Yield Fund
SCHEDULE OF INVESTMENTS
September 30, 2023 (Unaudited)
			SHARES	COST	FAIR VALUE
Equities* — 0.53%:
Common Stocks — 0.49%:
Campfire TopCo Limited¤+			1,395,572	$149	$0
ESC CB 144A High Ridge¤			2,982	0	0
KCA Deutag Ordinary A Shares			25,580	1,103,387	1,432,480
Travelex Private Equity¤+			17,136	1	0
Naviera Armas Class B2 Shares Stapled To 1.5L SSNS¤+			1,194	0	0
Naviera Armas Class B3 Shares¤+			169	0	0
Naviera Armas Class A3 Shares¤+			133	0	0
Naviera Armas Class A2 Shares Stapled To 1.5L SSNS¤+			937	0	0
Total Common Stocks			1,443,703	1,103,537	1,432,480

Warrant — 0.04%:
Travelex Topco Limited+			2,218	0	110,954
Total Warrant			2,218	0	110,954

Total Equities			1,445,921	1,103,537	1,543,434

	EFFECTIVE INTEREST RATE‡	DUE DATE	PRINCIPAL	COST	FAIR VALUE
Fixed Income — 130.81%:
Asset-Backed Securities — 14.95%:
CDO/CLO — 14.95%:
610 FDG 2016-2R CLO LTD, 3M LIBOR + 7.250%+~^#	12.84%	1/20/2034	$1,550,000	$1,534,190	$1,455,334
Anchorage Capital 2016-9A ER2, 3M LIBOR + 6.820%+~^#	12.39	7/15/2032	1,500,000	1,485,000	1,406,158
Anchorage Capital CLO LTD 2013-1R, 3M LIBOR + 6.800%+~^#	12.36	10/13/2030	1,000,000	977,213	971,764
Anchorage Capital CLO LTD 2021-20 E, 3M LIBOR + 7.350%+~^#	12.94	1/20/2035	1,000,000	980,000	905,059
Ares CLO LTD 2013-27R2, 3M LIBOR + 6.750%+~^#	12.38	10/28/2034	1,700,000	1,683,000	1,535,046
Bain CAP CR CLO 2020-2R LTD, 3M LIBOR + 6.610%+~^#	12.19	7/19/2034	1,000,000	990,000	917,961
Ballyrock CLO LTD 2019-2R, 3M LIBOR + 6.500%+~^#	12.14	11/20/2030	2,000,000	2,000,000	1,877,146
BlueMountain CLO LTD 2018-23A, 3M LIBOR + 5.650%+~^#	11.24	10/20/2031	1,000,000	1,000,000	863,897
Canyon CLO LTD 2019-2R, 3M LIBOR + 6.750%+~^#	12.32	10/15/2034	1,000,000	1,000,000	921,639
Carbone CLO, LTD 2017-1A, 3M LIBOR + 5.900%+~^#	11.49	1/20/2031	750,000	750,000	698,539
Carlyle US CLO LTD 2019-3R, 3M LIBOR + 6.750%+~^#	12.34	10/20/2032	1,000,000	1,000,000	993,257
Carlyle Global Market Strategies 2017-5A, 3M LIBOR + 5.300%+~^#	10.89	1/20/2030	700,000	700,000	598,634
CIFC Funding 2020-1 LTD, 3M LIBOR + 6.250%+~^#	11.82	7/15/2036	1,900,000	1,900,000	1,816,934
Galaxy CLO LTD 2017-24A, 3M LIBOR + 5.500%+~^#	11.07	1/15/2031	1,000,000	1,000,000	907,565
GoldenTree Loan Management 2018-3A, 3M LIBOR + 6.500%+~^#	12.09	4/20/2030	1,500,000	1,469,500	1,228,878
GoldenTree Loan Opportunities XI LTD 2015-11A, 3M LIBOR + 5.400%+~^#	10.97	1/18/2031	500,000	500,000	474,704
KKR Financial CLO LTD 2017-20, 3M LIBOR + 5.500%+~^#	11.07	10/16/2030	1,500,000	1,500,000	1,373,832
KKR Financial CLO LTD 34-2, 3M LIBOR + 6.850%+~^#	12.42	7/15/2034	2,000,000	1,980,000	1,854,116
KVK 2016-1A ER2, 3M LIBOR + 7.350%+~^#	12.92	10/15/2034	3,000,000	2,970,000	2,485,011
LCM LTD 2031-30, 3M LIBOR + 6.500%+~^#	12.09	4/20/2031	1,100,000	1,100,000	930,037
Madison Park Funding LTD 2015-19A, 3M LIBOR + 4.350%+~^#	9.96	1/22/2028	1,000,000	1,000,000	981,617
Madison Park Funding LTD 2018-29A, 3M LIBOR + 7.570%+~^	13.14	10/18/2030	2,000,000	1,960,000	1,805,820
Madison Park Funding LTD XXXV 2019-35R E-R, 3M LIBOR + 6.100%+~^#	11.69	4/20/2032	1,400,000	1,400,000	1,369,309
Madison Park Funding LTD 2019-32R E-R, 3M LIBOR + 6.200%+~^#	11.81	1/22/2031	1,000,000	1,000,000	952,388
Magnetite CLO LTD 2016-18A, 3M LIBOR + 7.600%+~^#	13.23	11/15/2028	1,400,000	1,386,000	1,343,525
Octagon 2021-57 LTD, 3M LIBOR + 6.600%+~^#	12.17	10/15/2034	1,500,000	1,500,000	1,373,550
OHA Credit Partners LTD 2015-11A, 3M LIBOR + 7.900%+~^#	13.49	1/20/2032	2,000,000	1,970,323	1,675,810
OHA Loan Funding LTD 2013-1A, 3M LIBOR + 7.900%+~^#	13.51	7/23/2031	1,500,000	1,477,500	1,374,889
Sound Point CLO XVIII 2018-18D, 3M LIBOR + 5.500%+~^#	11.09	1/21/2031	2,000,000	2,000,000	1,317,842
Sound Point CLO LTD 2020-27R, 3M LIBOR + 6.560% E-R+~^#	12.17	10/25/2034	1,400,000	1,372,000	1,158,916
Sound Point CLO LTD Series 2020-1A Class ER, 3M LIBOR + 6.860%+~^#	12.45	7/20/2034	1,600,000	1,584,000	1,360,717
TICP CLO LTD 2018-10A, 3M LIBOR + 5.500%+~^#	11.09	4/20/2031	1,000,000	964,045	941,097
Wellfleet CLO LTD 2017-3A, 3M LIBOR + 5.550%+~^#	11.12	1/17/2031	1,500,000	1,500,000	1,086,436
Wind River 2017-1A ER, 3M LIBOR + 7.060%+~^#	12.63	4/18/2036	2,000,000	1,960,000	1,694,950
Wind River CLO LTD 2017-4A, 3M LIBOR + 5.800%+~^#	11.44	11/20/2030	1,000,000	1,000,000	884,607
Total CDO/CLO			49,000,000	48,592,771	43,536,984
Total Asset-Backed Securities			49,000,000	48,592,771	43,536,984

Bank Loans§ — 13.97%:
Beverage, Food and Tobacco — 0.49%:
8th Avenue Food & Provisions~	13.18	10/1/2026	$368,204	$254,343	$249,458
Florida Food Products 2nd Lien T/L, 3M LIBOR + 8.0000%¤~	13.43	10/18/2029	$1,500,000	$1,462,364	$1,170,000
Total Beverage, Food and Tobacco			1,868,204	1,716,707	1,419,458

Broadcasting and Entertainment — 0.61%:
Dessert Holdings, 3M LIBOR + 7.2500%~	12.90	6/8/2029	1,000,000	982,700	800,000
Reorganized ISA SA~	9.77	12/8/2028	976,202	976,202	973,098
Total Broadcasting and Entertainment			1,976,202	1,958,902	1,773,098

Chemicals, Plastics and Rubber — 0.88%:
Campfire TopCo Limited	13.90	12/31/2027	1,544,116	250,887	311,402
Koppers Holdings Inc., SOFR + 4.0000%¤~	9.31	4/1/2030	1,287,097	1,250,170	1,287,097
LSF 11 A5 Holdco LLC~	8.95	9/29/2028	997,468	991,234	972,781
Total Chemicals, Plastics and Rubber			3,828,681	2,492,291	2,571,280

Diversified/Conglomerate Manufacturing — 1.50%:
CP Iris Holdco I 2nd Lien T/L (IPS), 3M LIBOR + 7.0000%¤~	12.43	9/21/2029	2,398,019	2,374,039	2,038,316
SunSource, Inc., 3M LIBOR + 8.0000%~	13.42	4/30/2026	2,500,000	2,507,954	2,350,000
Total Diversified/Conglomerate Manufacturing			4,898,019	4,881,993	4,388,316

Diversified/Conglomerate Service — 1.58%:
Internet Brands, Inc.~	9.58	4/20/2028	1,427,283	1,385,067	1,378,884
Quest Software, SOFR + 7.5000%~	13.17	1/18/2030	2,680,658	2,645,448	1,822,847
Sonicwall, Inc., 3M LIBOR + 7.5000%~	12.93	5/18/2026	1,506,038	1,498,508	1,410,977
Total Diversified/Conglomerate Service			5,613,979	5,529,023	4,612,708

Ecological — 0.41%:
Patriot Container 2nd Lien T/L, 3M LIBOR + 7.7500%~	13.17	3/20/2026	1,400,000	1,340,987	1,197,000
Total Ecological			1,400,000	1,340,987	1,197,000

Electronics — 1.83%:
McAfee Enterprise 2nd Lien T/L, 3M LIBOR + 8.2500%~	13.88	5/3/2029	11,567,000	11,488,222	5,320,820
Total Electronics			11,567,000	11,488,222	5,320,820

Finance — 0.40%:
GIP Pilot Acquisition Partners, L.P.¤~	8.33	9/30/2030	1,166,975	1,161,140	1,162,598
Total Finance			1,166,975	1,161,140	1,162,598

Healthcare, Education and Childcare — 1.52%:
Athenahealth, Inc., SOFR + 3.5000%	8.57	1/26/2029	0	(651)	0
Bausch Health Cos Inc.¤	9.33	9/14/2028	3,152,917	3,121,387	3,109,564
Medical Solutions T/L, 3M LIBOR + 7.0000%~	12.36	9/22/2027	1,473,684	1,458,947	1,315,263
Total Healthcare, Education and Childcare			4,626,601	4,579,683	4,424,827

Hotels, Motels, Inns and Gaming — 0.64%:
Four Seasons Holdings, Inc., 3M SOFR + 3.2500%~	7.93	11/30/2029	1,856,114	1,828,292	1,857,655
Total Hotels, Motels, Inns and Gaming			1,856,114	1,828,292	1,857,655

Machinery Non-Agricultural, Non-Construction, Non-Electronic — 0.38%:
Barnes Group, Inc.~	8.43	8/12/2030	1,099,369	1,091,124	1,099,919
Total Machinery Non-Agricultural, Non-Construction, Non-Electronic			1,099,369	1,091,124	1,099,919

Mining, Steel, Iron and Non Precious Metals — 0.40%:
Arsenal AIC Parent LLC~	9.75	7/26/2030	1,154,586	1,143,040	1,151,215
Total Mining, Steel, Iron and Non Precious Metals			1,154,586	1,143,040	1,151,215

Packaging and Containers — 0.97%:
Pretium Package Holdings 2nd Lien T/L (9/21), 3M LIBOR + 6.7500%~	12.28	9/21/2029	2,770,637	2,764,172	823,267
Valcour Packaging (MOLD-RITE) 2nd Lien T/L, 3M LIBOR + 7.0000%¤~	12.65	9/30/2029	5,000,000	4,950,000	2,000,000
Total Packaging and Containers			7,770,637	7,714,172	2,823,267

Personal Transportation — 0.05%:
Bahia De Las Isletas SL, 3M EURIBOR + 10.0000%¤+	15.00	6/30/2025	39,650	43,073	39,824
Bahia De Las Isletas SL, 3M EURIBOR + 10.0000%¤+	15.00	6/30/2025	87,731	86,501	80,418
Bahia De Las Isletas SL, 3M EURIBOR + 10.0000%¤+	15.00	6/30/2025	18,053	18,559	18,133
Total Packaging and Containers			145,434	148,133	138,375

Personal and Non Durable Consumer Products Mfg. Only — 0.40%:
Journey Personal Care Corp., 3M LIBOR + 4.2500%~	9.98	3/1/2028	1,241,149	993,767	1,166,680
Total Packaging and Containers			1,241,149	993,767	1,166,680

Printing and Publishing — 0.31%:
Nielsen Holdings Ltd., 3M SOFR + 5.0000%	10.00	4/11/2029	996,255	902,637	894,557
Total Hotels, Motels, Inns and Gaming			996,255	902,637	894,557

Transportation — 0.86%:
Worldwide Express 2nd Lien T/L, 3M LIBOR + 7.0000%~	12.50	7/26/2029	3,000,000	2,955,227	2,512,500
Total Transportation			3,000,000	2,955,227	2,512,500

Utilities — 0.74%:
Invenergy Thermal Operating I LLC	11.45	8/4/2029	2,021,889	1,981,452	2,015,985
Invenergy Thermal Operating I LLC~	11.20	8/4/2029	155,530	152,419	155,076
Total Utilities			2,177,419	2,133,871	2,171,061

Total Bank Loans			56,386,624	54,059,211	40,685,334

Corporate Bonds — 101.89%:
Aerospace and Defense — 3.18%:
American Airlines^	11.75	7/15/2025	$5,337,000	$5,469,333	$5,736,058
Triumph Group, Inc.^	9.00	3/15/2028	886,000	886,000	876,128
Triumph Group, Inc.#	7.75	8/15/2025	2,789,000	2,760,762	2,649,550
Total Aerospace and Defense			9,012,000	9,116,095	9,261,736

Automobile — 1.70%:
Adient PLC+^	8.25	4/15/2031	870,000	870,000	871,273
Faurecia SE+#	7.25	6/15/2026	1,385,000	1,469,433	1,508,718
INA-Holding Schaeffler GmbH & Co KG+#	8.75	5/15/2028	2,350,000	2,531,263	2,561,901
Total Automobile			4,605,000	4,870,696	4,941,892

Automotive — 1.96%:
Ford Motor Company	9.63	4/22/2030	5,000,000	5,869,921	5,711,495
Total Automotive			5,000,000	5,869,921	5,711,495

Banking — 0.37%:
Macquarie Airfinance Holdings Ltd.+^#	8.13	3/30/2029	281,000	281,000	281,407
Macquarie Airfinance Holdings Ltd.+^	8.38	5/1/2028	788,000	788,000	798,835
Total Automotive			1,069,000	1,069,000	1,080,242

Broadcasting and Entertainment — 8.46%:
Banijay+	6.50	3/1/2026	3,700,000	3,894,543	3,865,940
Clear Channel Worldwide Holdings Inc.+^	9.00	9/15/2028	708,000	708,000	701,161
Clear Channel Worldwide Holdings Inc.^#	7.75	4/15/2028	3,337,000	3,406,289	2,664,206
Clear Channel Worldwide Holdings Inc.^	7.50	6/1/2029	3,358,000	3,416,686	2,571,230
Cox Media Group^	8.88	12/15/2027	5,357,000	5,532,520	4,193,031
Dish Dbs Corporation#	7.38	7/1/2028	6,000,000	5,465,386	3,780,534
Dish Network Corporation^	11.75	11/15/2027	1,770,000	1,765,753	1,783,352
iHeartCommunications, Inc.	8.38	5/1/2027	2,570,000	2,606,600	1,850,174
Inmarsat Finance PLC+^#	6.75	10/1/2026	1,500,000	1,449,602	1,398,986
Reorganized ISA SA+^	6.50	3/15/2030	1,000,000	911,973	886,844
Townsquare Media, LLC^	6.88	2/1/2026	1,000,000	1,015,498	944,396
Total Broadcasting and Entertainment			30,300,000	30,172,850	24,639,854

Buildings and Real Estate — 5.08%:
BlueLinx^#	6.00	11/15/2029	400,000	356,879	352,582
Knife River Corporation^	7.75	5/1/2031	1,707,000	1,719,787	1,710,332
Maison Hold Limited+	6.00	10/31/2027	1,045,000	1,419,991	1,019,372
New Enterprise Stone & Lime Co.^	9.75	7/15/2028	11,859,000	12,038,280	11,710,763
Total Buildings and Real Estate			15,011,000	15,534,937	14,793,049

Cargo Transport — 2.25%:
Atlas Corporation+^#	5.50	8/1/2029	4,786,000	3,951,165	3,840,309
Railworks Hldgs Lp / Railworks Sr^	8.25	11/15/2028	2,881,000	2,819,016	2,730,468
Total Cargo Transport			7,667,000	6,770,181	6,570,777

Chemicals, Plastics and Rubber — 7.12%:
Consolidated Energy Finance SA+^	6.50	5/15/2026	492,000	443,966	452,640
ITT Holdings LLC^#	6.50	8/1/2029	6,018,000	5,651,693	5,100,999
LSF11 A5 Holdco LLC^#	6.63	10/15/2029	4,448,000	3,970,385	3,698,344
Monitchem HoldCo+#	8.75	5/1/2028	300,000	328,904	309,601
Monitchem HoldCo, 3M EURIBOR + 5.2500%+~#	9.10	5/1/2028	215,000	230,276	225,422
Olympus Water US Holding Corporation^	7.13	10/1/2027	1,500,000	1,481,944	1,387,717
Olympus Water US Holding Corporation^#	6.25	10/1/2029	2,348,000	2,173,700	1,813,124
Prince^#	9.00	2/15/2030	3,689,000	3,687,955	2,935,860
Proman AG+^	5.63	10/15/2028	3,427,000	2,975,410	2,831,559
Windsor Holdings III LLC^	8.50	6/15/2030	2,000,000	2,000,000	1,973,241
Total Chemicals, Plastics and Rubber			24,437,000	22,944,233	20,728,507

Commercial Services — 0.13%:
Apcoa Parking Holdings+	4.63	1/15/2027	385,000	455,648	369,935
Total Commercial Services			385,000	455,648	369,935

Containers, Packaging and Glass — 5.26%:
Ardagh Packaging+	4.75	7/15/2027	100,000	107,347	96,209
Novolex Holdings, Inc.^	8.75	4/15/2030	7,423,000	6,772,965	6,366,405
Packaging Holdings Ltd.^#	7.13	8/15/2028	1,775,000	1,549,102	1,486,748
SCI Packaging Inc.^	7.88	8/15/2026	5,197,000	5,197,000	5,014,215
SCI Packaging Inc.^	9.25	4/15/2027	1,327,000	1,222,450	1,159,823
Trident Parent, LLC^	12.75	12/31/2028	1,151,000	1,156,307	1,202,795
Total Containers, Packaging, and Glass			16,973,000	16,005,171	15,326,195

Diversified/Conglomerate Manufacturing — 0.95%:
Chart Industries Inc.^	7.50	1/1/2030	948,000	949,585	953,146
Chart Industries Inc.^	9.50	1/1/2031	500,000	526,010	531,443
Heat Exchangers+	7.78	10/9/2025	652,344	705,588	630,970
International Desi+	6.50	11/15/2025	650,000	747,064	663,105
Total Diversified/Conglomerate Manufacturing			2,750,344	2,928,247	2,778,664

Diversified/Conglomerate Service — 7.26%:
Albion Fing 1 S A R L & Aggre Sr+^	8.75	4/15/2027	1,800,000	1,807,713	1,669,500
Engineering Group+	11.13	5/15/2028	1,485,000	1,627,861	1,568,839
Global Infrastructure Solutions, Inc.^	7.50	4/15/2032	5,298,000	4,757,157	4,533,128
Libra Group Bhd+	5.00	5/15/2027	700,000	850,082	669,510
Presidio, Inc.^	8.25	2/1/2028	5,462,000	5,423,210	5,218,710
Sabre Holdings Corporation^	8.63	6/1/2027	213,000	208,950	181,034
Sabre Holdings Corporation^	11.25	12/15/2027	317,000	311,860	292,527
Summer BC Holdco+	9.25	10/31/2027	1,666,932	2,089,065	1,433,419
United Site Services^	8.00	11/15/2029	2,397,000	2,374,500	1,299,274
Verisure Midholding AB+	7.13	2/1/2028	915,000	994,381	977,058
Verisure Midholding+	5.25	2/15/2029	3,575,000	4,323,549	3,314,672
Total Diversified/Conglomerate Service			23,828,932	24,768,328	21,157,671

Electronics — 0.68%:
Veritas Bermuda Ltd.^#	7.50	9/1/2025	2,356,000	2,213,811	1,968,167
Total Electronics			2,356,000	2,213,811	1,968,167

Finance — 5.86%:
Avolon Holdings+^	6.50	9/15/2024	3,820,964	3,465,993	3,639,468
CPUK FINANCE LTD+#	5.88	8/28/2027	235,000	292,809	279,448
Galaxy Bidco Ltd.+	6.50	7/31/2026	500,000	665,278	564,300
GTCR W Dutch Finance Sub B.V.^	7.50	1/15/2031	434,000	434,000	435,627
Icahn Enterprises LP#	6.25	5/15/2026	1,762,000	1,652,936	1,637,762
OneMain Finance Corporation+#	4.50	8/28/2027	965,000	1,011,540	1,015,511
PRA Group^#	5.00	10/1/2029	477,000	360,934	362,277
PRA Group^	7.38	9/1/2025	473,000	425,566	460,586
PRA Group^#	8.38	2/1/2028	4,518,000	4,256,800	4,111,380
Travelex(12.50%PIK)¤+	12.50	8/5/2025	3,014,171	3,879,042	4,339,582
Travelex¤+#>	8.00	5/15/2024	4,600,000	5,097,344	0
TVL FINANCE PLC+~#	9.21	4/28/2028	200,000	217,253	211,725
Total Finance			20,999,135	21,759,495	17,057,666

Healthcare, Education and Childcare — 7.74%:
AdaptHealth LLC^#	4.63	8/1/2029	602,000	496,357	462,042
AdaptHealth LLC^#	5.13	3/1/2030	2,729,000	2,329,037	2,113,219
Athena Health Inc.^#	6.50	2/15/2030	4,619,000	3,724,816	3,867,097
Bausch Health Companies Inc.+^#	8.38	10/1/2028	296,000	296,000	297,036
Bausch Health Companies Inc.+^	9.00	12/15/2025	2,707,000	2,701,864	2,462,368
Bausch Health Companies Inc.+^	9.00	1/30/2028	337,000	699,005	333,478
Bausch Health Companies Inc.+^	11.00	9/30/2028	598,000	1,061,382	403,471
Bausch Health Companies Inc.+^	14.00	10/15/2030	118,000	152,070	69,655
Cidron Aida Finco+	6.25	4/1/2028	1,650,000	2,275,266	1,772,421
Community Health System Inc.^	6.88	4/15/2029	286,000	286,000	153,010
Consensus Cloud Solutions Inc.^	6.50	10/15/2028	717,000	621,277	611,091
LifePoint Health Inc.¤^#	9.88	8/15/2030	2,140,000	2,138,189	2,071,798
LifePoint Health Inc.	11.00	10/15/2030	1,785,000	1,785,000	1,785,000
Neogen Corporation^	8.63	7/20/2030	1,654,000	1,654,000	1,724,862
Nidda BondCo GmbH+#	7.50	8/21/2026	500,000	513,822	531,929
Radiology Partners Inc.^	9.25	2/1/2028	6,061,000	6,370,624	2,394,095
RP Escrow Issuer LLC^#	5.25	12/15/2025	2,035,000	1,481,975	1,486,206
Total Healthcare, Education and Childcare			28,834,000	28,586,684	22,538,778

Home and Office Furnishings, Housewares, and Durable Consumer Products — 0.90%:
LBM Borrower, LLC^#	6.75	5/15/2026	1,176,000	1,022,794	588,000
Staples Inc.^	10.75	4/15/2027	3,478,000	3,555,135	2,030,283
Total Home and Office Furnishings, Housewares, and Durable Consumer Products			4,654,000	4,577,929	2,618,283

Leisure, Amusement, Entertainment — 4.48%:
Allegiant Travel Co.^#	7.25	8/15/2027	2,810,000	2,777,049	2,644,913
Carnival Corp.+^	7.00	8/15/2029	183,000	183,000	180,437
Carnival Corp.+^#	6.00	5/1/2029	1,873,000	1,518,489	1,593,759
Center Parcs+#	6.50	8/28/2026	825,000	1,154,542	958,747
Center Parcs+#	6.14	8/28/2031	235,000	292,798	275,028
Golden Entertainment Inc.^	7.63	4/15/2026	2,000,000	1,975,297	1,995,720
Motion Topco Limited+#	7.38	6/15/2030	1,600,000	1,723,284	1,659,240
Ontario Gaming GTA LP+^	8.00	8/1/2030	694,000	700,852	694,000
Silk TopCo AS+	3.38	2/24/2025	950,000	853,246	875,826
Viking Holdings Ltd.+^	7.00	2/15/2029	2,384,000	2,030,041	2,193,280
Total Leisure, Amusement, Entertainment			13,554,000	13,208,598	13,070,950

Lodging — 0.07%:
SANI/IKOS Financial Holdings+#	5.63	12/15/2026	215,000	253,957	210,033
Total Lodging			215,000	253,957	210,033

Machinery (Non-Agriculture, Non-Construct, Non-Electronic) — 1.02%:
Emerald JV Holdings LP^	6.63	12/15/2030	2,371,000	2,371,000	2,284,387
Harsco Corp.^#	5.75	7/31/2027	793,000	699,441	697,467
Total Machinery (Non-Agriculture, Non-Construct, Non-Electronic)			3,164,000	3,070,441	2,981,854

Mining, Steel, Iron and Non-Precious Metals — 7.80%:
Arsenal AIC Parent LLC^#	8.00	10/1/2030	1,182,000	1,180,155	1,176,114
Coronado Global Resources Inc.+^	10.75	5/15/2026	4,846,000	5,093,862	5,015,735
First Quantum Minerals+^	7.50	4/1/2025	7,774,000	7,629,580	7,758,818
First Quantum Minerals+^	6.88	10/15/2027	200,000	200,000	191,883
First Quantum Minerals+^	8.63	6/1/2031	4,045,000	4,045,000	4,034,532
Hecla Mining Company	7.25	2/15/2028	4,699,000	4,970,357	4,546,239
Total Mining, Steel, Iron and Non-Precious Metals			22,746,000	23,118,954	22,723,321

Oil and Gas — 16.77%:
AmeriGas Partners LP^	9.38	6/1/2028	1,273,000	1,273,000	1,290,504
Antero Resources Corp.^	7.63	2/1/2029	930,000	982,523	942,478
Calumet Specialty Products^	9.25	7/15/2024	2,850,000	2,824,086	2,849,430
CGG SA+	7.75	4/1/2027	1,500,000	1,787,033	1,415,305
Energy Transfer LP~#	6.50	11/15/2171	3,440,000	3,147,600	3,160,278
Energy Transfer LP~#	7.13	5/15/2172	2,211,000	1,890,405	1,901,972
Enlink Midstream Partners LP	5.60	4/1/2044	5,413,000	3,623,780	4,492,790
Enlink Midstream Partners LP#	5.45	6/1/2047	3,000,000	2,399,801	2,351,812
Genesis Energy LP	7.75	2/1/2028	3,408,000	3,204,181	3,230,539
Genesis Energy LP	8.00	1/15/2027	2,639,000	2,639,563	2,543,550
Genesis Energy LP	8.88	4/15/2030	1,000,000	978,756	976,359
Harvest Midstream I L P^	7.50	9/1/2028	3,291,000	3,266,608	3,180,425
KCA Deutag+	9.88	12/1/2025	1,179,286	1,179,286	1,186,657
KCA Deutag International Limited(15.00%PIK)+	15.00	12/1/2027	917,617	917,617	925,646
KCA Deutag (12.06), SOFR + 9.0000%+~	12.06	12/1/2025	1,343,874	1,343,874	1,358,993
Nabors Industries LTD+^	7.25	1/15/2026	802,000	778,438	774,933
Nabors Industries LTD+^#	7.50	1/15/2028	1,630,000	1,480,383	1,506,933
NGL Energy Finance Corp.^	7.50	2/1/2026	4,203,000	4,240,537	4,156,418
Occidental Pete Corp.	8.50	7/15/2027	4,523,000	4,555,205	4,843,319
Range Res Corp	8.25	1/15/2029	494,000	499,414	506,472
Sunoco LP^#	7.00	9/15/2028	735,000	735,000	726,678
Waldorf Production UK LD+#	9.75	10/1/2024	1,424,944	1,419,533	1,417,819
Weatherford Intl Ltd Bermuda Sr Glbl+^	8.63	4/30/2030	3,092,000	3,105,981	3,115,638
Total Oil and Gas			51,299,721	48,272,604	48,854,948

Personal, Food, and Miscellaneous — 0.33%:
Brinker International^	8.25	7/15/2030	998,000	997,288	960,575
Total Personal Transportation			998,000	997,288	960,575

Personal Transportation — 0.11%:
Naviera Armas¤+	15.71	3/31/2026	486,912	623,410	334,612
Total Personal Transportation			486,912	623,410	334,612

Printing and Publishing — 2.71%:
Cimpress PLC+	7.00	6/15/2026	2,069,000	2,069,000	1,936,398
Getty Images Inc.^	9.75	3/1/2027	5,972,000	6,089,561	5,965,362
Total Printing and Publishing			8,041,000	8,158,561	7,901,760

Retail Store — 1.92%:
Bath & Body Works Inc.#	6.88	11/1/2035	262,000	238,073	233,989
Bath & Body Works Inc.#	7.60	7/15/2037	1,471,000	1,313,598	1,293,827
Life Time, Inc.^	8.00	4/15/2026	861,000	831,619	845,933
Marcolin S.p.A+	6.13	11/15/2026	475,000	578,239	470,352
Nordstrom Inc.#	5.00	1/15/2044	2,000,000	1,196,705	1,180,200
PetSmart LLC^#	4.75	2/15/2028	616,000	563,168	539,523
PetSmart LLC^#	7.75	2/15/2029	1,108,000	1,091,714	1,032,455
Total Retail Store			6,793,000	5,813,116	5,596,279

Telecommunications — 3.81%:
Altice France Holding S.A.+#	4.00	7/15/2029	643,000	501,661	487,765
Altice France Holding S.A.+^#	5.13	7/15/2029	957,000	672,460	678,617
Altice France Holding S.A.+^	10.50	5/15/2027	2,240,000	2,072,850	1,397,647
Commscope Inc.^	8.25	3/1/2027	1,173,000	1,139,924	766,585
Digicel Limited ¤+^>	8.25	9/30/2025	2,500,000	2,491,364	0
Frontier Communications Corporation^	8.75	5/15/2030	774,000	774,000	734,894
Frontier Communications Hldgs Sr Sec Glbl^#	6.00	1/15/2030	3,976,000	3,351,319	2,908,209
Telecom Italia+#	7.88	7/31/2028	1,200,000	1,304,693	1,313,351
Telefonica SA+~#	7.13	11/23/2171	1,400,000	1,524,573	1,517,154
Uniti Group LP / Uniti Group Finance Inc.^	6.50	2/15/2029	330,000	330,000	216,089
Viasat^	6.50	7/15/2028	790,000	790,000	547,075
Vodafone Group PLC+~	6.25	10/3/2078	550,000	542,025	540,194
Total Telecommunications			16,533,000	15,494,869	11,107,580

Transportation — 2.05%:
Carriage Purchaser Inc.^#	7.88	10/15/2029	7,106,000	6,366,511	5,389,972
Castor S.p.A., 3M EURIBOR + 5.250%+~	9.10	2/15/2029	477,000	542,554	477,887
Titan Holdings II+	5.13	7/15/2029	113,000	133,866	97,308
Total Transportation			7,696,000	7,042,931	5,965,167

Utilities — 1.92%:
Electricite de France SA+~	9.13	12/15/2171	350,000	350,000	364,608
Electricite de France SA+~#	4.00	10/4/2172	700,000	715,783	720,352
Enbridge Inc.+~#	8.25	1/15/2084	1,624,000	1,624,000	1,593,123
Talen Energy Supply, LLC^	8.63	6/1/2030	2,837,000	2,868,124	2,908,213
Total Utilities			5,511,000	5,557,907	5,586,296

Total Corporate Bonds			334,919,044	329,255,862	296,836,286

Total Fixed Income			440,305,668	431,907,844	381,058,604

Total Investments				$433,011,381	$382,602,038

Other assets and liabilities — (31.34)%					(91,289,157)
Net Assets — 100%					$291,312,881

	Percentages are calculated as a percent of net assets applicable to common shareholders.

	LIBOR - London Interbank Offered Rate
	EURIBOR - Euro Interbank Offered Rate

*	Securities are non-income producing.
‡	The effective interest rates are based on settled commitment amount.
¤	Value determined using significant unobservable inputs, security is categorized as Level 3.
+	Foreign security.
^
Security exempt from registration under Rule 144a of the Securities Act of 1933.  These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers.

~	Variable rate security. The interest rate shown is the rate in effect at September 30, 2023.
#	All or a portion of the security is segregated as collateral for the credit facility.
§
Bank loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for bank loans are the current interest rates at September 30, 2023. Bank loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown.

>	Defaulted security.

	Distributions of investments by country of risk. Percentage of assets are expressed by market value excluding cash and accrued income as of September 30, 2023.

	United States of America	85.1%
	United Kingdom	4.8%
	Zambia	3.1%
	France	2.4%
	Italy	1.3%
	Germany	1.2%
	(Individually less than 1%)	2.1%
		100.0%

A summary of outstanding derivatives at September 30, 2023 is as follows:

Schedule of Open Forward Foreign Exchange Contracts
September 30, 2023

					Forward	Unrealized
Currency to be		Currency to be		Counterparty of	Settlement	Appreciation /
Received		Delivered(1)		Contract	Date	(Depreciation)
30,000,648	USD	29,573,901	EUR	JP Morgan Chase	10/18/2023	426,747
12,556,241	USD	12,287,899	GBP	Morgan Stanley	10/18/2023	268,342
						$695,089

(1) Values are listed in U.S. dollars.

Valuation of Instruments

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  A three-tier hierarchy is utilized to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.  Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk.  For example, market participants would consider the risk inherent in a particular valuation technique used to measure fair value, such as a pricing model, and/or the risk inherent in the inputs to the valuation technique.  Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity.  Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances.  The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The following is a summary of the inputs used as of September 30, 2023 in valuing the Fund’s investments:

Description	Level 1	Level 2	Level 3	Total Investments
Assets:
Equities:
Common Stocks	$-	$1,432,480	$-	$1,432,480
Warrants	-	-	110,954	110,954
Total Equities:	-	1,432,480	110,954	1,543,434

Fixed Income:
Asset-Backed Securities	-	43,536,984	-	43,536,984
Bank Loans	-	29,779,384	10,905,950	40,685,334
Corporate Bonds	-	290,090,293	6,745,993	296,836,286
Total Fixed Income	-	363,406,662	17,651,942	381,058,604

Forward Foreign Exchange Contracts	-	695,089	-	695,089

Total Assets:	$-	$365,534,231	$17,762,896	$383,297,127

Liabilities:
Forward Foreign Exchange Contracts:	$-	$-	$-	$-
Total Liabilities:	$-	$-	$-	$-

The following table is a summary of quantitative information about significant unobservable valuation inputs for Level 3 fair value measurement for investments held as of September 30, 2023. The table does not include Level 3 financial instruments with values based upon unadjusted third-party pricing information in the amount of $17,762,896. A significant change in third party information could result in a significantly lower or higher value of such Level 3 financial instruments:

Type of Assets	Fair Value as of September 30, 2023	Valuation Technique(s)	Unobservable Input

Equities
ESC CB 144A High Ridge	$ -	Expected Transaction	$0.00; Value derived from pending receipt

Although the Fund believes the valuation methods described above are appropriate, the use of different methodologies or assumptions to determine fair value could result in different estimates of fair value at the reporting date.

The Fund discloses transfers between levels based on valuations at the end of the reporting period. Based on end of period market values, $0 was transferred from Level 2 to Level 3 for the period from June 30, 2023, through September 30, 2023. The following is a reconciliation of Level 3 investments based upon the inputs used to determine fair value:

	BALANCE AT DECEMBER 31, 2022	TRANSFERS INTO LEVEL 3	TRANSFERS OUT OF LEVEL 3	PURCHASES	SALES	ACCRETION OF DISCOUNT	REALIZED GAIN / (LOSS)	CHANGE IN UNREALIZED APPRECIATION / (DEPRECIATION) ON INVESTMENTS	BALANCE AT September 30, 2023	CHANGE IN UNREALIZED APPRECIATION / (DEPRECIATION) FROM INVESTMENTS HELD AS OF September 30, 2023
Equities
Campfire TopCo Limited	-	-	-	149	-	-	-	(149)	-	(149)
ESC CB 144A High Ridge	41,748	-	-	-	-	-	-	(41,748)	-	(41,748)
Travelex Private Equity	-	-	-	-	-	-	-	-	-	-
Naviera Armas Class	-	-	-	-	-	-	-	-	-	-
Naviera Armas Class	-	-	-	-	-	-	-	-	-	-
Naviera Armas Class	-	-	-	-	-	-	-	-	-	-
Naviera Armas Class	-	-	-	-	-	-	-	-	-	-
Common Stocks	41,748	-	-	149	-	-	-	(41,897)	-	(41,897)
Travelex Topco Limited	120,666	-		-	-	-	-	(9,712)	110,954	(9,712)
Warrants	120,666	-	-	-	-	-	-	(9,712)	110,954	(9,712)
Total Equities	162,414	-	-	149	-	-	-	(51,609)	110,954	(51,609)

Bank Loans
QUEST BORROWER (DELL SOFTWARE/QUEST/ONE IDENTITY)	3,371,352	-		-	(2,103,454)	-	(775,372)	1,330,321	1,822,847	1,330,321
Bahia De Las Isletas SL	-	-	-	96,330	(13,233)	1,923	1,481	(6,083)	80,418	(6,083)
Bahia De Las Isletas SL	-	-	-	18,422	-	137	-	(426)	18,133	(426)
Bahia De Las Isletas SL	-	-		43,073	-	-	-	(3,249)	39,824	(3,249)
BAUSCH AND LOMB 9/23 INCREMENTAL T/L	-	-		3,121,387	-	-	-	(11,823)	3,109,564	(11,823)
CP IRIS HOLDCO I 2ND LIEN T/L (IPS)	2,014,336	-		-	-	-	-	23,980	2,038,316	23,980
FLORIDA FOOD PRODUCTS 2ND LIEN T/L	1,350,000	-		-	-	2,793	-	(182,793)	1,170,000	(182,793)
GIP PILOT ACQUISITION PARTNERS T/L	-	-		1,161,140	-	-	-	1,458	1,162,598	1,458
KOPPERS T/L	-	-		1,251,613	(3,226)	1,688	95	36,927	1,287,097	36,927
VALCOUR PKG(MOLD-RITE) T/L 2ND LIEN	3,750,000	-	-	-	-	-	-	(1,750,000)	2,000,000	-
Bank Loans	7,114,336	-	-	5,691,965	(16,459)	6,541	1,576	(1,892,009)	10,905,950	(142,009)

Corporate Bonds
LIFEPOINT HEALTH INC	-	-	-	2,138,189	-	-	-	(66,391)	2,071,798	(66,391)
ANARAFE S.L.	357,193	-	-	30,860	-	(16,596)	-	(36,845)	334,612	(36,845)
DIGICEL GROUP LTD	-	-	-	-	-	-	-	-	-	-
TRAVELEX FINANCING	-			-	-	-	-	-	-	-
TRAVELEX ISSUERC LTD	4,011,338	-	-	572,863	-	39,719	-	(284,338)	4,339,582	(284,338)
Corporate Bonds	4,368,532	-	-	2,741,912	-	23,123	-	(387,574)	6,745,993	(387,574)
Total	$ 11,645,281	$ -	$ -	$ 8,434,026	$ (16,459)	$ 29,664	$ 1,576	$ (2,331,192)	$ 17,762,896	$ (581,192)